Marketable debt securities	12 Months Ended
Dec. 31, 2025
Marketable Debt Securities [Abstract]
Marketable debt securities	Marketable debt securities
a) Breakdown
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2025	2024	2023
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	11,686	7,554	5,371
Financial liabilities at amortized cost	312,704	317,967	303,208
	324,390	325,521	308,579
Type
Bonds and debentures outstanding	253,893	252,765	231,880
Subordinated	28,859	35,461	30,529
Notes and other securities	41,638	37,295	46,170
	324,390	325,521	308,579
The distribution of the book value of debt securities issued by contractual maturity at 31 December 2025 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	798	1,760	2,277	24,024	28,859
Senior unsecured debt	10,509	13,643	51,461	34,465	35,618	145,696
Senior secured debt	11,529	12,308	43,661	28,106	12,593	108,197
Promissory notes and other securities	17,747	23,060	335	170	326	41,638
Debt securities issued	39,785	49,809	97,217	65,018	72,561	324,390
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2025 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	790	1,744	2,255	22,926	27,715
Senior unsecured debt	10,056	12,654	50,189	34,089	36,469	143,457
Senior secured debt	11,038	12,110	43,467	28,116	12,513	107,244
Promissory notes and other securities	17,709	23,042	299	154	312	41,516
Debt securities issued	38,803	48,596	95,699	64,614	72,220	319,932
b) Bonds and debentures outstanding
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

	EUR million			2025
Currency of issue	2025	2024	2023	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	117,350	110,973	101,657	117,350	2.72%
US dollar	71,140	79,740	70,229	83,632	4.73%
Pound sterling	25,548	23,961	20,520	22,301	5.14%
Brazilian real	21,848	18,683	21,861	141,089	14.21%
Chilean peso	4,697	4,579	4,921	4,977,648	3.61%
Other currencies	13,310	14,829	12,692
Balance at end of year	253,893	252,765	231,880
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2025	2024	2023
Balance at beginning of year	252,765	231,880	211,597
Net inclusion of entities in the Group	—	(1,224)	(1,467)
Of which:
SPIRE SA Compartment 2023-374	—	(1,224)	—
Auto ABS UK Loans PLC	—	—	(841)
PSA Bank Deutschland GmbH	—	—	(626)
Issues	72,014	77,921	68,568
Of which:
Banco Santander, S.A.	12,682	20,559	19,706
Banco Santander (Brasil) S.A.	11,827	8,039	12,781
Santander Group UK	11,450	9,884	6,002
Santander Consumer USA Holdings Inc.	8,705	8,949	7,309
Santander International Products, Plc.	5,071	2,752	1,054
Stellantis Financial Services Italia S.p.A.	2,020	2,021	761
Santander Consumer Bank S.p.A.	1,799	1,001	1,460
Santander Holdings USA, Inc.	1,772	3,004	1,850
Fondo de Titulización, Santander Consumo 8	1,523	—	—
Fondo de Titulización, Santander Consumo 9	1,421	—	—
Banco Santander - Chile	1,204	1,171	814
Santander Consumer Finance, S.A.	1,181	2,271	2,557
Banco Santander Totta, S.A.	1,069	1,129	1,734
Santander Bank, National Association	853	4,133	1,346
SC Germany S.A., Compartment Consumer 2025-2	850	—	—
SC Austria S.à r.l., Compartment Consumer 2025-1	803	—	—
Secucor Finance 2025-1 Designated Activity Company	801	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	787	875	634
Hyundai Capital Bank Europe GmbH Italy	749	—	—
Banque Stellantis France	728	897	1,145
Santander Consumer Bank AG	—	180	1,256
SC Germany S.A., Compartment Consumer 2024-1	—	1,500	—
Santander Consumo 6, F.T.	—	1,230	—
Santander Consumo 7, F.T.	—	1,218	—
Santander Bank Polska S.A.	—	1,002	1,102
SC Germany S.A., Compartment Consumer 2024-2	—	1,000	—
Redemptions and repurchases	(60,335)	(57,676)	(48,825)
Of which:
Banco Santander, S.A.	(14,854)	(15,888)	(7,889)
Banco Santander (Brasil) S.A.	(9,430)	(6,919)	(10,542)
Santander Consumer USA Holdings Inc.	(7,905)	(10,806)	(14,466)
Santander Group UK	(4,936)	(7,764)	(6,185)
Santander Consumer Finance, S.A.	(2,743)	(2,900)	(1,800)
Santander Holdings USA, Inc.	(2,693)	(1,387)	—
Santander Bank, National Association	(2,648)	(1,440)	(567)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(2,084)	(122)	(140)
Banco Santander - Chile	(1,930)	(1,486)	(575)
Santander International Products, Plc.	(1,327)	(584)	(728)
Santander Consumer Bank S.p.A.	(1,327)	(233)	(266)
Santander Consumer Bank AS	(1,174)	(839)	(681)
Banque Stellantis France	(746)	(565)	(813)
Stellantis Financial Services Italia S.p.A.	(698)	(22)	—
Banco Santander Totta, S.A.	(223)	(1,055)	(108)
Exchange differences and other movements	(10,551)	1,864	2,007
Balance at year-end	253,893	252,765	231,880
c) Notes and other securities
The notes of the Group (see Note 22.a) were issued basically by Santander Consumer Finance, S.A., Santander UK plc, Banco Santander (México), S.A. Institución de Banca Múltiple, Grupo Financiero Santander México, Banco Santander, S.A., Santander Consumer Bank AG, Banque Stellantis France, Banco Santander -Chile and Banco Santander S.A. - Uruguay.
d) Guarantees
Set forth below is information on the liabilities secured by assets:

EUR million
	2025	2024	2023
Asset-backed securities	55,031	49,723	37,717
Of which, mortgage-backed securities	5,961	4,377	3,019
Other mortgage securities	51,438	50,141	49,478
Of which: mortgage-backed bonds	22,624	22,631	24,619
Covered bonds (non mortgage and export financing)	1,728	995	764
	108,197	100,859	87,959
The main characteristics of the assets securing the aforementioned financial liabilities are as follows:
1.Asset-backed securities
a.Mortgage-backed securities- these securities are secured by mortgage assets (see Note 10.e) with average maturities of more than ten years that must: be a first mortgage for acquisition of principal or second residence, be current in payments, have a loan-to-value ratio below 80% and have a liability insurance policy in force covering at least the appraisal value. The value of the financial liabilities broken down in the foregoing table is lower than the balance of the assets securing them —securitised assets retained on the balance sheet— mainly because the Group repurchases a portion of the bonds issued, and in such cases they are not recognised on the liability side of the consolidated balance sheet.
b.Other asset - backed securities: includes asset-backed securities, notes issued by securitization funds collateralized mainly by mortgage loans that do not meet the above requirements and other loans (mainly personal loans with an average maturity of five years and loans to SMEs with average maturities of seven years) and private issues of Santander Consumer USA Holdings Inc. collateralized by vehicles assigned under operating leases.
2.Other mortgage securities include mainly:
a.Mortgage-backed bonds with average maturities of more than ten years that are secured by a portfolio of mortgage loans and credits (included in secured loans  —see note 10.b—) which must: not be classified as of procedural stage; have available appraisals performed by specialised entities; have a loan-to-value (LTV) ratio below 80% in the case of home loans and below 60% for loans for other assets and have sufficient liability insurance.
b.Other debt securities issued as part of the Group’s liquidity strategy in the UK, mainly covered bonds in the UK secured by mortgage loans and other assets.
Grupo Santander has a balance corresponding to mortgage bonds at 31 December 2025 of EUR 22,624 million (all of them issued in euros), which correspond to issues of Banco Santander, S.A. (with an outstanding face value of EUR 22,360 million).
The issuing entity may repay the mortgage bonds early, if this has been expressly established in the final conditions of the issue in question and in the conditions established there.
None of the mortgage bonds issued by Banco Santander have replacement assets involved.
During 2023, the Bank of Spain has published Circular 1/2023 of 4 February , which modifies Circular 4/2017, repealing the breakdown in the annual accounts and the information related to internal accounting development and management control.
Additionally, Banco Santander, S.A. issues internationalization certificates, which are securities whose capital and interest are guaranteed by loans and credits that are linked to the financing of export contracts or the internationalization of companies.
The fair value of the guarantees received by the Group (financial and non-financial assets) which the Group is authorised to sell or pledge even if the owner of the guarantee has not defaulted is scantly material taking into account the Consolidated financial statements as a whole.